Other Income and Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Income and Expenses	Other Income and Expenses

	2021	2020	2019
Other income:
Gain on sale of long-lived assets	Ps. 259	Ps. 274	Ps. 330
Cancellation of contingencies	745	344	565
Foreign exchange gain related to operating activities	—	—	79
Joint venture sale	—	212	—
Other (1)	498	664	916
	Ps. 1,502	Ps. 1,494	Ps. 1,890
Other expenses:
Provisions for contingencies	Ps. 938	Ps. 842	Ps. 1,305
Loss on the retirement of long-lived assets	199	291	318
Loss on sale of long-lived assets	201	178	288
Loss on the retirement of intangible assets	3	375	—
Impairment (See Note 8)	250	2,501	948
Severance payments (2)	233	192	1,062
Donations	258	361	288
Foreign exchange losses related to operating activities	61	69	—
Other	166	296	171
	Ps. 2,309	Ps. 5,105	Ps. 4,380
.

(1)Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the consolidated income statements. See note 23.2.1.
(2)During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.